EQUITY - Changes in AOCI (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period		$ (12,915)	$ (2,293)	$ 4,698
(Gains) losses reclassified into net income (loss) during the period		700	(686)	(633)
Net unrealized gains (losses) on investments		(12,215)	(2,979)	4,065
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other (3)		755	476	(1,066)
Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $(1,162), $(665) and $798)	[1]	(11,460)	(2,503)	2,999
Market Risk Benefit, before Reinsurance and Cumulative Increase (Decrease) from Instrument-Specific Credit Risk Change		1,247	51
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change		1,042	267	8,461
Other comprehensive income (loss), attributable to Equitable Financial		(9,171)	(2,185)	2,999
AOCI Including Portion Attributable to Noncontrolling Interest, Period Increase (Decrease)		(9,171)	(3,279)	2,999
Valuation allowance		1,489
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Deferred income taxes		(1,162)	(665)	798
Market Risk Benefit, Increase (Decrease) from Interest Rate Change		331	13
Liability for Future Policy Benefit, Expected Net Premium, before Reinsurance, after Discount Rate Change		277	71
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Change in net unrealized gains (losses) on investments:
Other comprehensive income (loss), attributable to Equitable Financial		0	(1,094)	0
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent			(291)
Unrealized Gains (losses) on Investments
Change in net unrealized gains (losses) on investments:
Reclassification from AOCI, current period, tax		$ 186	$ 182	$ (168)

[1]	See Note 17 of the Notes to these Consolidated Financial Statements for details of change in unrealized gains (losses), net of adjustments.